Expense Example	Jul. 27, 2026 USD ($)
T. Rowe Price Global Multi-Sector Bond Fund, Inc. - Investor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	215
Expense Example, with Redemption, 5 Years	376
Expense Example, with Redemption, 10 Years	844
T. Rowe Price Global Multi-Sector Bond Fund, Inc. - I Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	165
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	660
T. Rowe Price Global Multi-Sector Bond Fund, Inc. - Advisor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	642
Expense Example, with Redemption, 10 Years	$ 1,452